Net Periodic Pension Benefit Cost Assumptions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets	6.10%
Actuarial loss - benefit obligation	$ 680	$ 405	$ 2,621
Actuarial (gain)/loss - plan assets	(1,933)	(915)	1,744
Actuarial gain recognized in net periodic benefit cost	(130)	(179)
Total	$ (1,383)	$ (689)	$ 4,365
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.60%	4.70%	5.40%
Rate of compensation increase	3.40%	3.50%	4.00%
Expected rate of return on plan assets	5.70%	5.80%	7.10%